Interim Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Ordinary shares, par value
Ordinary shares, shares authorized	22,500,000	22,500,000
Ordinary shares, shares issued	7,023,921	5,179,378
Ordinary shares, shares outstanding	7,023,921	5,179,378